068 P1 05/22

SUPPLEMENT DATED MAY 9, 2022

TO THE PROSPECTUS

DATED OCTOBER 1, 2021

OF

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

(a series of Franklin Alternative Strategies Funds)

The Prospectus is amended as follows:

On or about May 1, 2022, under the “Fund Details—Management” section, the name of the sub-advisor “Chilton Investment Company, LLC” has been replaced with “Chilton Investment Company, Inc.”

Please keep this supplement with your prospectus for future reference.

068 SA1 05/22

SUPPLEMENT DATED MAY 9, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2021

OF

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

(a series of Franklin Alternative Strategies Funds)

The statement of additional information (SAI) is amended as follows:

On or about May 1, 2022, under the “Management and Other Services—Sub-Advisors” section, the information regarding the sub-advisor, “Chilton Investment Company, LLC” has been replaced with the following:

• Chilton Investment Company, Inc. (“Chilton”), 1290 East Main Street, 1st Floor, Stamford, Connecticut 06902, serves as a sub-advisor to a portion of the Fund’s portfolio. Chilton is majority owned by Birchwood Investment Company, Inc. (“BWI”). BWI is a Delaware corporation that is controlled by Richard L. Chilton, Jr.

Please keep this supplement with your SAI for future reference.